Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash in new Israeli shekels		₪ 191	₪ 830
Cash in foreign currency	[1]	13,953	12,468
Cash and cash equivalents		₪ 14,144	₪ 13,298	₪ 17,112	₪ 19,240

[1]	As of December 31, 2025, including short-term bank deposits for a period less than 3 months at an average interest rate of 3.527%